UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/07
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite 101
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
August 1, 2007

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:               116
                                              -----------
Form 13F Information Table Value Total:       $   217,270
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 06/30/07





               TITLE           MARKET                      VOTING
               OF              VALUE  SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ -------- ------ ---- ---- ------ ----
Adaptec		COM   00651F108    50  13,100SH SOLE                  13,100
Alcoa Inc	COM   013817101 2,695  66,985SH SOLE                  66,985
Alliance Resou	COM   01877R108   575  13,705SH SOLE		      13,705
Altria Group    COM   02209S103 4,315  61,672SH SOLE                  61,672
Arkansas Best   COM   040790107   561  14,400SH SOLE                  14,400
Ascendant Sol.	COM   04349Y107    61  94,764SH SOLE                  94,764
A.S.V.          COM   001963107   686  39,700SH SOLE                  39,700
Bank of Amer.	COM   060505104 4,823  98,690SH SOLE                  98,690
Belo Corp	COM   080555105 1,894  98,602SH SOLE                  98,602
Boardwalk Pipe	COM   096627104   205   5,787SH SOLE                   5,787
Bristol Myers	COM   110122108   918  29,097SH SOLE                  29,097
Buckeye Part    COM   118230101   212   4,125SH SOLE                   4,125
Building Mat	COM   120113105   969  68,300SH SOLE		      68,300
Canetic Res	COM   137513107   968  59,480SH SOLE		      59,480
Caterpillar 	COM   149123101 5,857  74,805SH SOLE                  74,805
Centerline Hold	COM   15188T108   360  20,000SH SOLE		      20,000
Chevron Corp	COM   166764100 4,509  53,488SH SOLE                  53,488
China BAK Batt  COM   16936Y100   655 166,710SH SOLE		     166,710
Citigroup	COM   172967101 2,926  57,289SH SOLE                  57,289
Cogent		COM   19239Y108   639  43,500SH SOLE                  43,500
ConocoPhillips  COM   20825C104 5,808  74,244SH SOLE                  74,244
Deluxe Corp	COM   248019101 5,034 123,966SH SOLE                 123,966
Dow Chemical	COM   260543103 4,744 107,276SH SOLE                 107,276
DTE Energy	COM   233331107   955  19,815SH SOLE                  19,815
Eaglerock Ener	COM   26985R10414,686 614,231SH SOLE                 614,231
Earthlink	COM   270321102   379  50,750SH SOLE                  50,750
Eastman Chem	COM   277432100 4,014  62,399SH SOLE                  62,399
Enbridge Ener	COM   29250R106   248   4,464SH SOLE                   4,464
Energy East Cor COM   29266M109 1,010  38,700SH SOLE		      38,700
Enterra Energy  COM   29381P102   544  90,000SH SOLE                  90,000
Expressjet Hold COM   30218U108   610 102,000SH SOLE                 102,000
First Horizon	COM   320517105 2,993  76,734SH SOLE                  76,734
Fording CDN 	COM   345425102 1,156  35,300SH SOLE                  35,300
Fortune Brands	COM   349631101 1,428  17,338SH SOLE                  17,338
France Telecom	COM   35177Q105   858  31,308SH SOLE                  31,308
Freeport McMoRanCOM   35671D857 4,735  57,175SH SOLE                  57,175
FreightCar Amer	COM   357023100   765  16,000SH SOLE                  16,000
Furniture Brand	COM   360921100   252  37,000SH SOLE                  37,000
Gannett Co	COM   364730101 2,760  50,220SH SOLE                  50,220
Genesis Micro	COM   37184C103   620  66,200SH SOLE                  66,200
Genuine Parts	COM   372460105   816  16,460SH SOLE                  16,460
Georgia Gulf	COM   373200203   968  53,450SH SOLE                  53,450
Gevity HR Inc	COM   374393106   599  30,996SH SOLE		      30,996
GlaxoSmithKlin  COM   37733W105 1,556  29,720SH SOLE                  29,720
Goldman Sachs   COM   38141G104   217   1,000SH SOLE                   1,000
H&E Equipment   COM   404030108   805  29,005SH SOLE		      29,005
Hawaiian Elec	COM   419870100 4,522 190,891SH SOLE                 190,891
Hi Tech Pharm	COM   42840B101   728  60,977SH SOLE                  60,977
Home Depot	COM   437076102   989  25,125SH SOLE 		      25,125
Huntington Banc	COM   446150104   273  12,000SH SOLE                  12,000
Insteel Indus	COM   45774W108   623  34,600SH SOLE                  34,600
Jakks Pacific	COM   47012E106   314  11,163SH SOLE                  11,163
Johnson @ John	COM   478160104 1,836  29,794SH SOLE                  29,794
Journal Regis.	COM   457461200   176  39,300SH SOLE                  39,300
JPMorgan Chase	COM   46625H100 3,549  73,328SH SOLE                  73,328
KMP Energy Par. COM   494550106 1,058  19,166SH SOLE                  19,166
Komag		COM   500453204 1,438  45,100SH SOLE                  45,100
Kraft		COM   50075N104 3,741 106,137SH SOLE		     106,137
Labor Ready	COM   505401208   231  10,017SH SOLE                  10,017
LoJack Corp	COM   539451104   274  12,300SH SOLE                  12,300
Louisiana Pac.	COM   546347105 3,414 203,962SH SOLE                 203,962
Magellan Mid.	COM   559080106   378   8,124SH SOLE                   8,124
Marathon Oil	COM   565849106   865  14,424SH SOLE                  14,424
Masco Corp	COM   574599106 4,604 161,717SH SOLE                 161,717
Merck & Co.	COM   589331107 4,620 122,862SH SOLE                 122,862
Mesa Air Group	COM   590479101   812  55,862SH SOLE                  55,862
Microsoft	COM   594918104   239   8,123SH SOLE                   8,123
Motorola	COM   620076109 2,761 158,611SH SOLE		     158,611
National City	COM   635405103   299   9,536SH SOLE                   9,536
Natural ResourceCOM   63900P103   248   6,520SH SOLE		       6,520
New Zealand Tel	COM   879278208 4,510 161,535SH SOLE		     161,535
NuStar Energy	COM   67058H102   209   3,045SH SOLE		       3,045
Odyssey Health	COM   67611V101   327  27,586SH SOLE                  27,586
Olin Corp	COM   680665205 3,164 186,085SH SOLE                 186,085
Olympic Steel   COM   68162K106   373  13,000SH SOLE                  13,000
Omnivision Tech	COM   682128103   902  49,800SH SOLE		      49,800
One Ok Partner	COM   68268N103   496   7,249SH SOLE                   7,249
Paccar Inc	COM   693718108 5,298  60,866SH SOLE                  60,866
Palm Inc	COM   696643105   330  20,569SH SOLE                  20,569
Patterson UTI 	COM   703481101   612  23,350SH SOLE                  14,350
PetroChina	COM   71646E100 4,457  29,975SH SOLE                  29,975
Pfizer		COM   717081103 5,067 198,234SH SOLE                 198,234
Pier 1 Imports	COM   720279108   604  71,130SH SOLE                  71,130
Pioneer Drill	COM   723655106   301  20,190SH SOLE                  20,190
Polaris Ind.	COM   731068102 4,412  89,956SH SOLE                  89,956
PPG Industries	COM   693506107 4,366  57,367SH SOLE                  57,367
PrimeWest Ener	COM   741930309 1,294  61,548SH SOLE                  61,548
Puget Energy	COM   745310102   765  31,656SH SOLE                  31,656
Rackable SystemsCOM   750077109 1,077  87,150SH SOLE                  87,150
Rayonier	COM   754907103   556  12,320SH SOLE		      12,320
Schnitzer Stl	COM   806882106   299   6,237SH SOLE                   6,237
Sempra Energy	COM   816851109   806  13,603SH SOLE                  13,603
Stone Energy	COM   861642106   603  17,600SH SOLE                  17,600
Sun Communities COM   866674104   447  15,000SH SOLE		      15,000
Sunoco Inc	COM   86764P109 1,085  13,615SH SOLE                  13,615
Sunoco Logist.	COM   86764L108   308   5,125SH SOLE                   5,125
SuperValu	COM   868536103 1,954  42,190SH SOLE                  42,190
TaTa Motors	COM   876568502 1,032  62,820SH	SOLE	  	      62,820
TC Pipelines	COM   87233Q108   992  25,124SH SOLE                  25,124
Tele. De Mex	COM   879403780 1,960  51,793SH SOLE                  51,793
Unilever	COM   904767704   941  29,182SH SOLE                  29,182
United Parc Ser	COM   911312106   994  13,615SH SOLE		      13,615
Universal ForestCOM   913543104   549  13,000SH SOLE                  13,000
Universal Corp	COM   913456109 4,575  75,096SH SOLE                  75,096
UST Inc.	COM   902911106 4,626  86,127SH SOLE                  86,127
Valero Energy   COM   91913Y100 4,804  65,045SH SOLE                  65,045
Verizon Comm	COM   92343V104 5,130 124,612SH SOLE                 124,612
Wachovia Corp 	COM   929903102   971  18,947SH SOLE		      18,947
Washington Mut	COM   939322103 5,159 120,982SH SOLE                 120,982
Western Digital COM   958102015   586  30,000SH SOLE		      30,000
Weyerhaeuser Co	COM   962166104   982  12,445SH SOLE		      12,445
Whirlpool Corp	COM   963320106 5,404  48,594SH SOLE                  48,594
Worthington Ind.COM   981811102   325  15,000SH SOLE		      15,000
Wyeth		COM   983024100 1,496  26,084SH SOLE                  26,084
XL Capital	COM   010516331   930  11,034SH SOLE                  11,034



REPORT SUMMARY:		116	   217,270